Provisions - Cumulative payment protection insurance complains received (Details) - Payment Protection Insurance request in Thousands, claim in Thousands	Dec. 31, 2019 USD ($) claim request
Disclosure of other provisions [line items]
Information requests received during autoconversion period (000s) | request	1,889
Information requests awaiting evaluation (000s) | request	234
Remaining autoconverted claims anticipated to be worked (000s)	167
Remaining reactive claims anticipated to be worked (000s)	44
Total remaining claims anticipated to be worked (000s)	211
Average uphold rate per claim	86.00%
Average redress per claim ($) | $	$ 3,226